Income Taxes - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1,164,000	$ 1,164,000	$ 368,000
Assets	6,154,000	6,227,000	3,096,000
Liability accruals	239,000	173,000	7,000
R&D Credit	4,768,000	4,760,000	3,273,000
Capital Loss	528,000	528,000
Deferred state tax	(2,139,000)	(2,086,000)
Net operating loss carry forward	55,542,000	56,090,000	58,610,000
Total gross deferred tax assets	66,256,000	66,856,000	65,354,000
Less - valuation allowance	(66,256,000)	(66,856,000)	(65,354,000)
Net deferred tax assets